Operating leases (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Minimum lease payments payable under non-cancellable operating lease	₨ 990,859	₨ 1,102,328
Not later than one year [member]
Minimum lease payments payable under non-cancellable operating lease	112,358	111,469
Later than one year and not later than five years [member]
Minimum lease payments payable under non-cancellable operating lease	491,948	477,441
Later than five years [member]
Minimum lease payments payable under non-cancellable operating lease	₨ 386,553	₨ 513,418